Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024
ASSETS
Cash and cash equivalents	$ 87	$ 15,725
Other receivables and other current assets	9,412
Receivable - Bitcoin Consideration	10,967,700
Total Current Assets	67,671,463	63,595,473
Total Assets	67,671,463	63,595,473
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party	17	1,630
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	53,617,496	55,176,285
Total Current Liabilities	53,617,513	55,177,915
Total Liabilities	53,617,513	55,177,915
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.078 par value; (125,000,000 shares authorized, 1,255,785 and 275,285 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	97,951	21,472
Additional paid-in capital	102,026,051	86,169,229
Statutory reserve	891,439	891,439
Accumulated deficit	(87,984,114)	(77,793,056)
Accumulated other comprehensive loss	(977,377)	(871,526)
Total Shareholders’ Equity	14,053,950	8,417,558
Total Liabilities and Shareholders’ Equity	67,671,463	63,595,473
Related Party [Member]
ASSETS
Due from related parties	$ 56,694,264	$ 63,579,748